Interest income	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Interest income

25.	Interest income

	Year ended December 31, 2024	Year ended December 31, 2023
Interest income from
Bank deposits	$22,580	$19,582
Guarantee deposits	23,862	-
Long-term receivables (including current portion)	218,168	316,793
	$264,610	$336,375